Loans, net - Movement of provision for impairment of loan portfolio (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances		S/ 28,050	S/ 40,840
Provision		1,588	1,215
End of year balances		34,743	28,050	S/ 40,840
IAS 39 [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances			1,254,963	1,190,758
Provision				827,935
Recovery of written–off loans				128,136
Written-off portfolio and sales				(857,704)
Translation result and others				(34,162)
End of year balances				1,254,963
Commercial [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances		194,213	152,471
Provision		42,558	72,297
Recovery of written–off loans		968	1,163
Written-off portfolio and sales	[1]	(29,800)	(34,355)
End of year balances		146,250	194,213	152,471
Commercial [member] | IAS 39 [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances			243,115	221,134
Provision				47,325
Recovery of written–off loans				187
Written-off portfolio and sales				(19,772)
Translation result and others				(5,759)
End of year balances				243,115
Consumer and mortgage [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances		986,951	946,646
Provision		257,150	276,193
Recovery of written–off loans		130,184	140,049
Written-off portfolio and sales	[1]	(785,863)	(710,980)
End of year balances		1,058,600	986,951	946,646
Consumer and mortgage [member] | IAS 39 [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances			948,417	912,424
Provision				752,629
Recovery of written–off loans				123,226
Written-off portfolio and sales				(811,758)
Translation result and others				(28,104)
End of year balances				948,417
Small and micro-business loans [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances		69,030	56,143
Provision		15,612	15,630
Recovery of written–off loans		5,316	4,374
Written-off portfolio and sales		(52,978)	(43,083)
End of year balances		S/ 68,247	69,030	56,143
Small and micro-business loans [member] | IAS 39 [member]
Movement of provision for impairment of loan portfolio [line Items]
Beginning of year balances			S/ 63,431	57,200
Provision				27,981
Recovery of written–off loans				4,723
Written-off portfolio and sales				(26,174)
Translation result and others				(299)
End of year balances				S/ 63,431

[1]	The Group writes off financial assets that are still subject to collection activities. In this regard, the Group seeks to recover the amounts legally owed in full, but have been written off because there is no reasonable expectation of recovery.